Leases (Details) ₨ in Millions		6 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2022 USD ($)	Apr. 30, 2024 USD ($)	Mar. 31, 2023 USD ($)
Leases [Line Items]
Lease liability	$ 363,545	$ 361,737		$ 363,545				$ 369,007
Lease commitment	5,692,363	$ 5,804,548		$ 5,692,363
EMI interest rate		1.00%		1.00%	1.00%
EMI overdue amount		$ 131,879		$ 43,063
Interest on unpaid overdue		1.50%		1.50%	1.50%
Overdue unpaid term of contract		60 days		60 days	60 days
Fixed deposit	130,238			$ 130,238
Conditional waiver				$ 1,200,000		$ 1,200,000
Interest charge				15.00%	15.00%	15.00%
Rental expense				$ 66,915
Lease rentals		$ 267,209
Outstanding debt payable				$ 1,200,000	₨ 10
Interest rate on due and payable				1.50%	1.50%
Leaseplan India Private Limited [Member]
Leases [Line Items]
Lease rental		1,781,841
Fixed deposit	$ 127,296	$ 127,296		$ 127,296
Lease rentals				$ 813,976
Subsequent Event [Member]
Leases [Line Items]
Fixed deposit							$ 127,609
Minimum [Member]
Leases [Line Items]
Lease term of operating leases	3 years	3 years		3 years
Lease rental	$ 8,013,164
Maximum [Member]
Leases [Line Items]
Lease term of finance leases	7 years	7 years		7 years
Lease rental	$ 7,984,418